UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06728

Name of Fund:  BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$764,556
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,000	2,000,160

		2,764,716
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	986,459
Arizona — 1.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 7/01/32	1,000	1,156,670
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,100	1,123,144
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,221,855
5.00%, 10/01/29	925	1,049,311

		4,550,980
Arkansas — 0.1%
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	350	405,030
California — 16.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25	7,150	7,744,665
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (a):
0.00%, 8/01/37	2,100	727,671
0.00%, 8/01/38	4,800	1,582,080
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	587,500
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,206,460
California Health Facilities Financing Authority, Refunding RB, St. Joseph’s Health System, Series A, 5.00%, 7/01/37	945	1,104,592
Municipal Bonds	Par (000)	Value
California (continued)
California State University, RB, Systemwide, Series A:
5.50%, 11/01/39	$1,000	$1,178,680
(AGC), 5.25%, 11/01/38	3,000	3,494,160
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,290	1,460,822
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	700	811,398
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31	1,800	2,016,540
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	2,015	2,253,294
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	710,200
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/28	4,000	4,499,840
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	2,200	2,443,870
Monterey Peninsula Community College District, GO, CAB, Series C, 0.00%, 8/01/28 (a)	11,975	6,535,955
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (c)	5,000	3,604,600
San Diego California Unified School District, GO (a):
CAB, Election of 2008, Series C, 0.00%, 7/01/38	1,400	575,792
CAB, Election of 2008, Series G, 0.00%, 7/01/34	580	246,245
CAB, Election of 2008, Series G, 0.00%, 7/01/35	615	246,769
CAB, Election of 2008, Series G, 0.00%, 7/01/36	920	345,230
CAB, Election of 2008, Series G, 0.00%, 7/01/37	615	217,427
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (a)	1,110	624,886

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, CAB, Election of 2006 (a):
0.00%, 8/01/31	$1,855	$882,405
0.00%, 8/01/32	2,320	1,026,066
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	705,846
5.00%, 8/01/38	490	569,958
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	900	1,033,821
State of California, GO, Various Purpose, 5.00%, 4/01/42	1,500	1,729,800
State of California Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	615	711,321
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (b)	675	691,531
Yosemite Community College District, GO, CAB, Election of 2004, Series D (a):
0.00%, 8/01/36	2,000	886,460
0.00%, 8/01/37	2,790	1,190,688

		53,646,572
Colorado — 2.0%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 9/01/32 (a)	5,500	2,233,220
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,170,950
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	2,765	3,189,925

		6,594,095
Florida — 10.9%
City of Lakeland Florida, RB, Regional Health, 5.00%, 11/15/40 (d)	1,420	1,630,771
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,000	1,118,330
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	7,875	8,541,225
Municipal Bonds	Par (000)	Value
Florida (continued)
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	$550	$655,094
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,656,705
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	985,174
5.38%, 10/01/32	1,100	1,245,387
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	900	1,021,599
Seaport Department, Series B, AMT, 6.00%, 10/01/30	570	711,007
Seaport Department, Series A, 6.00%, 10/01/38	1,780	2,209,478
Seaport Department, Series B, AMT, 6.25%, 10/01/38	360	451,843
Seaport Department, Series B, AMT, 6.00%, 10/01/42	580	708,957
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	160	185,224
Miami International Airport, Series A (AGC), 5.00%, 10/01/40	2,600	2,803,814
Series A, 5.00%, 10/01/32	1,730	1,967,944
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	1,900	2,252,222
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	282,603
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,814,864
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,040	1,240,158

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/22	$1,800	$1,938,942

		36,421,341
Georgia — 0.8%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,100,930
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	440	526,319
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	165	188,715
5.00%, 4/01/33	120	136,429
5.00%, 4/01/44	550	620,186

		2,572,579
Illinois — 17.9%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,366,420
Series B-2, AMT (Syncora), 6.00%, 1/01/29	1,280	1,285,658
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 0.00%, 1/01/31 (a)	8,370	4,057,860
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/33	2,400	2,609,976
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	2,000	2,132,720
City of Chicago Illinois, Refunding GARB, AMT:
O’Hare International Airport, 3rd Lien, Series C-2 (AGM), 5.25%, 1/01/30	1,620	1,623,046
O’Hare International Airport, General Senior Lien, Series C, 5.38%, 1/01/39	3,235	3,712,745
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	700	770,791
Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	$505	$572,104
City of Chicago Illinois Park District, GO, Series C:
Harbor Facilities Revenue, 5.25%, 1/01/40	500	554,580
Harbor Facilities Revenues, 5.25%, 1/01/37	4,000	4,477,800
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	597,503
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	250	285,160
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	464,632
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	2,070	2,408,093
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.50%, 6/15/15 (b)	5,310	5,468,344
5.50%, 6/15/30	12,865	13,222,518
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36 (a)	10,000	3,926,100
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (a)	2,980	813,272
4.25%, 6/15/42	1,070	1,116,545
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	688,626
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,736,960
State of Illinois, GO:
5.25%, 2/01/33	735	819,172
5.50%, 7/01/33	710	812,758
5.25%, 2/01/34	735	817,394
5.50%, 7/01/38	380	432,322

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	$805	$929,010

		59,702,109
Indiana — 2.0%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,178,150
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	445	487,186
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	770	845,915
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,000	2,301,740
(AGC), 5.50%, 1/01/38	1,575	1,793,279

		6,606,270
Iowa — 2.9%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	4,925	5,709,011
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,065	1,147,772
5.70%, 12/01/27	1,070	1,147,318
5.80%, 12/01/29	725	778,592
5.85%, 12/01/30	750	806,062

		9,588,755
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,288,700
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A, 5.00%, 2/01/43	460	526,433
Lctcs Act 360 Project , 5.00%, 10/01/39	700	827,036
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	$1,150	$1,336,105

		2,689,574
Massachusetts — 3.2%
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	5,311,900
5.35%, 12/01/42	975	1,034,105
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series A, 5.00%, 5/15/43	1,110	1,298,489
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,953,638

		10,598,132
Michigan — 4.5%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Series A (BHAC), 5.50%, 7/01/36	4,500	4,938,165
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,200	2,458,170
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	350	392,276
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	2,042,584
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	696,054
Series II-A, 5.38%, 10/15/36	1,000	1,157,440
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,191,612
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	630	681,673

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Western Michigan University, Refunding RB, AGM, General, 5.00%, 11/15/39	$340	$390,776

		14,948,750
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800	2,131,488
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650	3,003,722
Nevada — 0.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	1,000	1,144,470
(AGM), 5.25%, 7/01/39	1,700	1,946,449

		3,090,919
New Jersey — 10.3%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,827,367
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	610	683,877
School Facilities Construction, Series UU, 5.00%, 6/15/34	505	565,080
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,250	1,393,413
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	790	887,810
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/26	705	816,171
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	500	571,625
5.50%, 12/01/26	350	398,867
5.75%, 12/01/28	200	227,986
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,070	1,129,011
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	$1,290	$1,484,932
Transportation Program, Series AA, 5.00%, 6/15/38	1,560	1,732,411
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,783,166
Transportation System, Series AA, 5.50%, 6/15/39	4,650	5,422,690
Transportation System, Series B, 5.00%, 6/15/42	9,500	10,324,505

		34,248,911
New York — 3.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,250	1,463,275
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,535,835
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,616,064
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	610	717,183
State of New York HFA, RB, Affordable M/F Housing, Series B, AMT, 5.30%, 11/01/37	2,835	2,954,779

		11,287,136
Ohio — 0.8%
American Municipal Power Inc, Refunding RB, Series A, 5.00%, 2/15/42	310	357,449
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	583,468
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	610	727,590

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1 (concluded):
5.25%, 2/15/33	$850	$1,011,143

		2,679,650
Pennsylvania — 2.5%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,110	2,403,839
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	645,123
Series C, 5.50%, 12/01/33	490	601,083
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	500	602,365
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	2,245	2,604,671
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (b)	15	17,740
6.00%, 9/01/38	1,285	1,467,097

		8,341,918
South Carolina — 7.5%
Charleston Educational Excellence Finance Corp., RB, (AGC) (b):
5.25%, 12/01/15	2,725	2,840,731
5.25%, 12/01/15	2,425	2,527,990
5.25%, 12/01/15	880	917,374
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 7/01/41	1,360	1,599,102
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	121,130
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,917,165
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,435	7,678,371
Series E, 5.50%, 12/01/53	2,820	3,339,641
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	$1,840	$2,134,418

		25,075,922
Texas — 15.5%
Central Texas Turnpike System, Refunding RB, Second Tier, Series C, 5.00%, 8/15/34 (d)	1,300	1,486,485
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	500	579,155
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (a)	1,850	748,751
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	894,225
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	2,005,686
Series D, 5.00%, 11/01/42	1,140	1,267,338
Series H, 5.00%, 11/01/32	2,715	3,059,289
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	1,041,875
Leander Independent School District, GO, CAB, Refunding, Series D, 0.00%, 8/15/38 (a)	3,020	1,124,709
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,384,270
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,160,744
North Texas Tollway Authority, RB, Convertible CAB, Series C, 6.75%, 9/01/45 (c)	10,000	10,742,500
North Texas Tollway Authority, Refunding RB, 1st Tier:
System, Series A, 6.00%, 1/01/28	2,415	2,850,376
System, Series A (NPFGC), 5.75%, 1/01/40	3,600	4,046,400
Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,929,720

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (a):
0.00%, 9/15/35	$1,150	$461,978
0.00%, 9/15/36	3,875	1,467,036
0.00%, 9/15/37	17,775	6,328,433
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	1,030	1,156,597
5.00%, 12/15/32	2,500	2,788,850
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	925	1,043,039

		51,567,456
Vermont — 0.2%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	685	696,816
Washington — 2.0%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,400	1,537,592
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	3,000	3,329,550
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,127,220
Providence Health & Services, Series A, 5.25%, 10/01/39	550	629,788

		6,624,150
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,371,936
Total Municipal Bonds — 109.4%		364,484,086
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Arizona — 0.9%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	$1,000	$1,141,770
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,750	1,928,518

		3,070,288
California — 3.2%
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	3,030	3,381,116
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	4,330	4,809,981
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series C, 6.00%, 8/01/33	1,699	2,093,781
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	419,489

		10,704,367
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (f)	780	903,973
5.00%, 2/01/41	2,999	3,311,810

		4,215,783
District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	855	1,018,234
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (b)(f)	1,580	1,878,603

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	$2,190	$2,540,049

		5,436,886
Florida — 12.4%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	4,000	4,369,320
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	4,000	4,302,560
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,540	1,767,750
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,402,883
County of Miami-Dade Florida Water & Sewer System, (AGM), 5.00%, 10/01/39	6,901	7,980,066
County of Orange Florida School Board, COP, Series A:
(NPFGC), 5.00%, 8/01/31 (b)	9,000	9,629,730
(AGC), 5.50%, 8/01/34	3,394	3,867,494
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,556,348
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	1,189	1,307,221

		41,183,372
Illinois — 9.0%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,343,360
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,548	2,830,342
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	1,638	1,823,806
Regional Transportation Authority, RB, 6.50%, 7/01/26	10,000	13,732,363
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	1,130	1,285,153
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (concluded)
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	$3,499	$3,892,478
Series A, 5.00%, 1/01/38	1,859	2,112,545

		30,020,047
Louisiana — 1.5%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36 (b)	4,600	4,872,320
Michigan — 1.6%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,700	5,283,082
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	3,298	3,874,781
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	1,574	1,877,524

		5,752,305
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,580	1,768,653
New York — 5.6%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,216,361
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,920	5,699,390
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,470	1,755,062
Metropolitan Transportation Authority, RB, 5.25%, 11/15/44	3,080	3,693,012
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	3,500	3,633,315

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$1,000	$1,175,240
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	1,200	1,378,824

		18,551,204
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	500	573,585
South Carolina — 0.4%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	1,125	1,293,795
Texas — 4.9%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	2,050,993
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,672,600
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	5,671,680
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	1,996	2,226,265
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (f)	1,400	1,528,968

		16,150,506
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	347,697
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, 5.00%, 10/01/38	$2,565	$3,126,709
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Froedtert & Community Health Inc., Series A, 5.00%, 4/01/42	1,920	2,175,629
Series C, 5.25%, 4/01/39 (f)	3,250	3,632,664

		5,808,293
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.5%		158,158,892
Total Long-Term Investments (Cost — $465,918,618) — 156.9%		522,642,978

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	6,257,831	6,257,831
Total Short-Term Securities (Cost — $6,257,831) — 1.9%		6,257,831
Total Investments (Cost — $472,176,449*) — 158.8%		528,900,809
Liabilities in Excess of Other Assets — (0.1)%		(477,612)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.7%)		(78,869,865)
VMTP Shares, at Liquidation Value — (35.0%)		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$333,053,332

* As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$395,510,517

Gross unrealized appreciation	$56,735,265
Gross unrealized depreciation	(2,197,008)

Net unrealized appreciation	$54,538,257

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc	$1,486,485	$21,775
J.P. Morgan Securities LLC	$1,630,771	$7,952

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $11,170,410.

(g)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income
FFI Institutional Tax-Exempt Fund	3,656,710	2,601,121	6,257,831	$954

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

10	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(253)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$33,111,375	$(944,032)
(130)	5-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$15,774,688	(271,354)
Total					$(1,215,386)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$522,642,978	—	$522,642,978
Short-Term Securities	$6,257,831	—	—	6,257,831

Total	$6,257,831	$522,642,978	—	$528,900,809

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,215,386)	—	—	$(1,215,386)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015	11

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$826,749	—	—	$826,749
Cash pledged for financial futures contracts	461,000	—	—	461,000
Liabilities:
TOB trust certificates	—	$(78,852,035)	—	(78,852,035)
VMTP Shares	—	(116,500,000)	—	(116,500,000)

Total	$1,287,749	$(195,352,035)	—	$(194,064,286)

During the period ended January 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2015